Details of Income Statement Items (Sales) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Notes to Consolidated Financial Statements [Abstract]
Sales	$ 5,556	$ 5,418	$ 5,363
Cost of sales [Abstract]
Materials	1,643	1,504	1,546
Cost of labor	791	777	753
Depreciation and amortization	384	363	317
Energy	349	343	315
Other	535	759	772
Cost of sales	$ 3,702	$ 3,746	$ 3,703